Acquisition of subsidiaries - assets and liabilities (Details) - CNY (¥)	Oct. 27, 2021	Mar. 11, 2021
MINISO SG Pte. Ltd
Recognized amounts of assets acquired and liabilities assumed at the date of acquisition
Property, plant and equipment		¥ 1,539
Right-of-use assets		36,632
Inventories		6,775
Trade and other receivables		13,770
Cash and cash equivalents		1,433
Loans and borrowings		(21,979)
Trade and other payables		(12,092)
Lease liabilities		(38,713)
Current taxation		(770)
Total identifiable net liabilities acquired		¥ (13,405)
YGF Investment
Recognized amounts of assets acquired and liabilities assumed at the date of acquisition
Property, plant and equipment	¥ 10,290,000
Right-of-use assets	1,781,595,000
Prepayments for construction project	200,000,000
Trade and other receivables	58,000
Cash and cash equivalents	10,996,000
Trade and other payables	(964,558,000)
Total identifiable net liabilities acquired	¥ 1,038,381,000